Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
(13) Related Party Transactions
Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Advertising Company or its subsidiaries through common ownership and directorate control.
The Company had receivables from employees of $80 at December 31, 2018. There were no receivables from employees at December 31, 2019. These receivables are primarily relocation loans for employees. The Company does not have any receivables from its current executive officers.
RTC Holdings, LLC (“RTC”), a telecommunications company, is 100% owned by entities owned by members of the Reilly family. Entities owned by Sean E. Reilly, Chief Executive Officer of the Company; Kevin P. Reilly, Jr., Chairman of the Board of Directors and President of the Company; and members of their respective immediate families hold a majority stake in RTC of approximately 89%. The Reilly Family, LLC, which is owned by Sean E. Reilly, Kevin P. Reilly, Jr., our directors Anna Reilly and Wendell Reilly, and entities owned by each of them and members of their respective immediate families, holds the remaining minority stake in RTC of approximately 11%. On May 31, 2019, RTC acquired EATELCORP, LLC (“EATEL”) and its subsidiaries. EATEL provides phone and internet services to consumers and businesses in Louisiana. EATEL also provides data back-up
and recovery services to businesses. During the year ended December 31, 2019, the Company was a customer of EATEL for data back-up
and recovery services. The aggregate amount paid by the Company to EATEL for such services was $302 for the year ended December 31, 2019. The Company was also contracted by EATEL to provide advertising services in the aggregate amount of $137 for the year ended December 31, 2019.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Related Party Transactions
(6) Related Party Transactions
Affiliates, as used within these statements, are persons or entities that are affiliated with Lamar Media Corp. or its subsidiaries through common ownership and directorate control.
As of December 31, 2019 and 2018, there was a payable to Lamar Advertising Company, its parent, in the amount of $4,779 and $5,571, respectively.
Effective December 31, 2019 and 2018, Lamar Advertising Company contributed $69,822 and $89,967, respectively, to Lamar Media which resulted in an increase in Lamar Media’s additional paid-in
capital.